Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 380,860	$ 530,194	$ 380,860	$ 530,194	$ 466,544	$ 439,195
Intangible assets	14,598	13,316	14,598	13,316	13,582
Total liabilities	426,976		426,976		451,884
Operating expense	79,435	70,939	252,999	215,846
Net loss	(50,608)	(71,549)	(131,643)	(195,645)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	24,445		24,445		39,318
Prepaid and other current assets	516		516		15
Intangible assets	48,040		48,040		48,040
Total liabilities	3,711		3,711		2,828
Net assets	69,290		69,290		$ 84,545
Operating expense	4,950	4,465	14,317	8,120
Net loss	$ 4,346	$ 4,511	$ 13,009	$ 7,972